Share Based Compensation	12 Months Ended
Jun. 30, 2023
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
14 -	SHARE BASED COMPENSATION

On October 1, 2021, BJY adopted the 2021 Share Option Plan (“2021 Plan”), under which the maximum number of shares that may be granted is 9,486,042 ordinary shares. During the year ended June 30, 2023 and 2022, an aggregate of nil and 1,709,310 restricted share units (“RSUs”), respectively, and an aggregate of 522,000 and 6,816,417 share options, respectively, were granted to management and employees under the 2021 Plan. The number of Class A ordinary share that the options and RSUs granted under the 2021 Plan are exercisable into were adjusted at rate of 1:0.7807324 as a result of the consummation of the Merger.

On January 21, 2023, the Company adopted 2023 Share Incentive Plan (“2023 Plan”), under which the maximum number of Class A ordinary shares that may be issued pursuant to all awards under such plan is initially 12,855,546, which shall automatically be increased or decreased to ensure the number of shares available to issue in a calendar year will represent 6% of all the Company’s issued and outstanding share capital as of the first date of such calendar year. During the year ended June 30, 2023, an aggregate of 90,000 RSUs were granted to the independent directors of the Company under the 2023 Plan.

RSUs

On October 1, 2021, BJY awarded 1,709,310 RSUs to employees and these RSUs were fully vested on December 31, 2021. If the recipient terminates the employment relationship with BJY before the vesting of the RSUs, the unvested portion will be forfeited. If the recipient terminates the employment relationship with BJY after the vesting of the RSUs, the recipient needs to exercise the RSUs within 30 days of resignation, otherwise the RSUs will be cancelled. Each RSU has an exercise price of $0 (RMB 0.0001).

On March 31, 2023, the Company awarded 90,000 RSUs to its independent directors , with one-thirds of these RSUs vesting on March 31, 2023, 2024 and 2025, respectively. The exercise price of these RSUs is $0.

As of June 30, 2023, the Company has not issued ordinary shares for the vested RSUs, and the lapse was due to reasons of administrative convenience established by the Company from time to time. The recipient does not have voting right before the shares were issued.

A summary of the changes in the RSUs relating to ordinary shares granted by the Company during the year ended June 30, 2023 is as follows:

		Weighted
		Average
		Grant Date
	Number of RSUs	Fair Value
Awarded and unvested as of July 1, 2022	—	$—
Granted	90,000	$7.69
Cancelled/forfeited	—	$—
Vested	(30,000)	$7.69
Awarded and unvested as of June 30, 2023	60,000	$7.69
Expected to vest as of June 30, 2023	60,000	$7.69

For the year ended June 30, 2023 and 2022, the Company recognized share-based compensation expense of $230,700 and $2,865,048, respectively, in connection with the above RSU awards.

As of June 30, 2023, $461,400 of total unrecognized compensation expense related to RSUs is expected to be recognized over a weighted average period of approximately 1.75 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Share Options

BJY awarded share options to management and employees. These options have graded vesting schedule over the requisite service period ranging between two and four years, exercise prices ranging from $0 to $2.76 (RMB0.0001 to RMB20) and expiration period ranging from four to six years. If the recipient terminates the employment relationship with BJY before the vesting of the share options, the unvested portion will be forfeited and the recipient needs to exercise the vested portion within 30 days of resignation, otherwise they will be cancelled. BJY also has the right, but not the obligation, to repurchase from the recipient the shares issued from the option exercise before the occurrence of the BJY’s listing.

The following table summarized the Company’s share option activities for the year ended June 30, 2023:

			Weighted
			Average	Weighted
		Weighted	Remaining	Average
		Average	Contract	Grant	Aggregate
	Number of	Exercise	Life	Date	Intrinsic
	Options	Price	Years	Fair value	Value
Options outstanding on July 1, 2022	6,549,067	0.46	4.35	0.32	31,620,241
Granted	522,000	$2.88	4.25	$0.76	—
Cancelled/forfeited	(290,125)	$1.32	—	0.94	—
Exercised	—	—	—	—	—
Options outstanding on June 30, 2023	6,780,942	$0.55	3.36	$1.26	40,483,123
Options vested and exercisable on June 30, 2023	4,367,538	$0.05	2.91	$1.50	27,787,774

For the year ended June 30, 2023 and 2022, the Company recognized share-based compensation expense of $1,249,387 and $6,657,140, respectively, in connection with the above share options.

For the year ended June 30, 2023, the fair value of the RSUs granted is determined based on the close trading price of the Company’s stock on the public market as they were issued after BJY’s listing through the reverse acquisition of the Company, the fair value of the options granted is determined using the binomial option pricing model. For the year ended June 30, 2022, the fair value of the RSUs is determined using the backsolve method based on the equity allocation model with adoption of some key parameters such as risk-free rate, equity volatility, probability of each scenario and dividend yield; and the fair value of the share options is determined using the binomial option pricing model.

The key assumptions used to determine the fair value of the options at the grant date were as follows:

	For the Year Ended June 30,
	2023	2022
Expected volatility	53.3%	50.0% ~ 53.3%
Risk-free interest rate	2.6%	2.5% ~ 2.8%
Expected dividend yield	0.0%	0.0%
Exercise multiple	2.2 ~ 2.8	2.2 ~ 2.8

The above inputs for the binomial model have been determined based on the following:

●	Expected volatility is estimated based on the daily close price volatility of a number of comparable companies;

●	Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options;

●	Dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the option;

●	Exercise multiple is based on empirical research on typical share award exercise behavior.

As of June 30, 2023, $1,463,634 of total unrecognized compensation expense related to share options is expected to be recognized over a weighted average period of approximately 2.01 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.